JPMorgan BetaBuilders Emerging Markets Equity ETF
Schedule of Portfolio Investments as of July 31, 2023
(Unaudited)
THE “UNAUDITED EXCHANGE-TRADED FUNDS HOLDINGS”
LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES
ONLY.  IT IS NOT TO BE REPRODUCED FOR USE AS
ADVERTISING OR SALES LITERATURE WITH THE GENERAL
PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2023.

JPMorgan BetaBuilders Emerging Markets Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2023  (Unaudited)

INVESTMENTS	SHARES	VALUE($)
Common Stocks — 98.6%
Australia — 0.1%
AngloGold Ashanti Ltd.	30,967	686,839
Yancoal Australia Ltd.	23,500	77,985
		764,824
Brazil — 5.2%
Ambev SA	322,699	1,010,663
Atacadao SA	38,550	110,137
B3 SA - Brasil Bolsa Balcao	425,698	1,343,149
Banco Bradesco SA	114,480	359,509
Banco Bradesco SA (Preference)	393,419	1,385,234
Banco BTG Pactual SA	85,118	610,924
Banco do Brasil SA	105,947	1,080,587
BB Seguridade Participacoes SA	50,244	330,869
Braskem SA (Preference), Class A *	13,992	74,506
CCR SA	82,150	230,533
Centrais Eletricas Brasileiras SA	93,152	760,778
Centrais Eletricas Brasileiras SA (Preference)	17,967	166,001
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	25,281	308,852
Cia Energetica de Minas Gerais	20,457	79,989
Cia Energetica de Minas Gerais (Preference)	108,332	290,718
Cia Paranaense de Energia *	17,861	155,843
Cia Siderurgica Nacional SA	44,149	128,934
Cosan SA	85,913	361,184
CPFL Energia SA	22,737	172,857
Energisa SA	20,776	220,424
Engie Brasil Energia SA	18,656	173,866
Equatorial Energia SA	64,342	458,133
Gerdau SA (Preference)	80,401	497,836
Hapvida Participacoes e Investimentos SA * (a)	368,032	375,912
Hypera SA	29,468	269,021
Itau Unibanco Holding SA (Preference)	354,506	2,145,591
Itausa SA (Preference)	381,388	792,013
Klabin SA	61,480	298,770
Localiza Rent a Car SA	67,444	958,015
Lojas Renner SA	72,292	286,187
Magazine Luiza SA *	209,615	148,498
Natura & Co. Holding SA *	62,434	240,296
Petroleo Brasileiro SA	272,233	2,004,003
Petroleo Brasileiro SA (Preference)	336,058	2,211,605
Porto Seguro SA	13,244	80,353
PRIO SA *	49,820	481,264
Raia Drogasil SA	82,573	508,142
Rede D'Or Sao Luiz SA * (a)	64,342	489,428
Rumo SA	82,309	404,691
Sendas Distribuidora SA	87,821	252,204
Suzano SA	58,406	593,848
Telefonica Brasil SA	31,005	277,283
TIM SA	59,095	178,582

JPMorgan BetaBuilders Emerging Markets Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2023  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Brazil — continued
Transmissora Alianca de Energia Eletrica S/A	16,006	122,497
Vale SA	265,647	3,895,875
Vibra Energia SA *	85,228	308,019
WEG SA	108,597	917,003
		28,550,626
Chile — 0.6%
Banco de Chile	3,212,277	357,624
Banco de Credito e Inversiones SA	5,024	150,909
Banco Santander Chile	4,876,424	260,345
Cencosud SA	95,241	204,685
Cencosud Shopping SA	34,942	63,724
Cia Cervecerias Unidas SA	9,191	76,206
Cia Sud Americana de Vapores SA	1,100,598	83,304
Empresas CMPC SA	81,302	160,483
Empresas Copec SA	32,300	247,752
Enel Americas SA *	1,428,032	193,027
Enel Chile SA	1,790,287	123,536
Falabella SA	55,650	153,893
Latam Airlines Group SA *	5,313,206	50,856
Quinenco SA	20,882	72,681
Sociedad Quimica y Minera de Chile SA (Preference), Class B	10,547	773,351
		2,972,376
China — 29.1%
360 Security Technology, Inc., Class A *	42,400	70,472
37 Interactive Entertainment Network Technology Group Co. Ltd.	15,900	59,891
AAC Technologies Holdings, Inc.	52,500	120,280
AECC Aviation Power Co. Ltd., Class A	15,900	90,061
Agricultural Bank of China Ltd., Class A	948,700	480,691
Agricultural Bank of China Ltd., Class H	2,226,000	809,697
AIM Vaccine Co. Ltd. *	30,400	188,273
Airtac International Group	10,000	297,429
Akeso, Inc. * (a)	33,000	174,779
Alibaba Group Holding Ltd. *	1,131,400	14,458,597
Alibaba Health Information Technology Ltd. *	316,000	226,894
Aluminum Corp. of China Ltd., Class H	288,000	143,216
Anhui Conch Cement Co. Ltd., Class A	23,500	89,425
Anhui Conch Cement Co. Ltd., Class H	87,000	262,644
Anhui Gujing Distillery Co. Ltd., Class A	5,300	201,841
Anhui Gujing Distillery Co. Ltd., Class B	7,200	134,597
Anjoy Foods Group Co. Ltd., Class A	5,300	114,622
ANTA Sports Products Ltd.	91,000	1,078,433
Asymchem Laboratories Tianjin Co. Ltd., Class A	5,300	92,523
Autohome, Inc., Class A	16,600	132,984
Avary Holding Shenzhen Co. Ltd., Class A	11,900	40,825
AviChina Industry & Technology Co. Ltd., Class H	177,000	88,674
Baidu, Inc., Class A *	166,000	3,245,431
Bank of Beijing Co. Ltd., Class A	123,800	80,914

JPMorgan BetaBuilders Emerging Markets Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2023  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
China — continued
Bank of China Ltd., Class A	471,700	258,191
Bank of China Ltd., Class H	5,689,000	2,110,039
Bank of Communications Co. Ltd., Class A	233,200	190,051
Bank of Communications Co. Ltd., Class H	1,537,000	928,549
Bank of Hangzhou Co. Ltd., Class A	34,800	59,783
Bank of Jiangsu Co. Ltd., Class A	86,500	87,492
Bank of Nanjing Co. Ltd., Class A	60,600	72,741
Bank of Ningbo Co. Ltd., Class A	42,400	173,049
Baoshan Iron & Steel Co. Ltd., Class A	130,300	117,163
BeiGene Ltd. *	63,600	1,053,377
Beijing Enterprises Holdings Ltd.	53,000	210,794
Beijing Enterprises Water Group Ltd.	340,000	82,962
Beijing Kingsoft Office Software, Inc., Class A	3,550	202,008
Beijing Shiji Information Technology Co. Ltd., Class A *	15,600	30,395
Beijing Tongrentang Co. Ltd., Class A	10,600	75,726
Beijing Wantai Biological Pharmacy Enterprise Co. Ltd., Class A	4,700	45,629
Bilibili, Inc., Class Z *	17,720	337,031
Blue Moon Group Holdings Ltd. (a)	103,000	53,564
BOC Aviation Ltd. (a)	15,900	133,276
BOC Hong Kong Holdings Ltd.	262,500	801,162
BOE Technology Group Co. Ltd., Class A	222,600	131,883
Bosideng International Holdings Ltd.	238,000	109,110
BYD Co. Ltd., Class A	15,900	606,909
BYD Co. Ltd., Class H	63,000	2,243,935
BYD Electronic International Co. Ltd.	53,000	204,610
C&D International Investment Group Ltd.	48,000	131,129
Cambricon Technologies Corp. Ltd., Class A *	2,427	55,837
CGN Power Co. Ltd., Class H (a)	848,000	208,134
Changchun High & New Technology Industry Group, Inc., Class A	5,300	111,566
Changzhou Xingyu Automotive Lighting Systems Co. Ltd., Class A	5,300	106,214
China CITIC Bank Corp. Ltd., Class H	664,000	321,107
China Coal Energy Co. Ltd., Class H	153,000	110,886
China Conch Venture Holdings Ltd.	116,500	145,900
China Construction Bank Corp., Class H	7,211,000	4,202,994
China CSSC Holdings Ltd., Class A	26,500	123,903
China Eastern Airlines Corp. Ltd., Class A *	100,200	68,646
China Everbright Bank Co. Ltd., Class A	271,600	118,658
China Everbright Environment Group Ltd.	257,000	102,553
China Feihe Ltd. (a)	265,000	162,397
China First Heavy Industries Co. Ltd., Class A *	1,193,400	561,327
China Galaxy Securities Co. Ltd., Class H	253,500	148,314
China Gas Holdings Ltd.	219,000	245,323
China Hongqiao Group Ltd.	145,500	140,390
China International Capital Corp. Ltd., Class H (a)	127,200	281,511
China International Marine Containers Group Co. Ltd., Class A	483,400	500,164
China Jushi Co. Ltd., Class A	35,600	74,033
China Lesso Group Holdings Ltd.	72,000	49,194
China Life Insurance Co. Ltd., Class H	544,000	955,053

JPMorgan BetaBuilders Emerging Markets Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2023  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
China — continued
China Literature Ltd. * (a)	31,800	144,876
China Longyuan Power Group Corp. Ltd., Class H	244,000	236,230
China Medical System Holdings Ltd.	158,000	266,065
China Mengniu Dairy Co. Ltd.	222,000	843,198
China Merchants Bank Co. Ltd., Class A	127,200	634,783
China Merchants Bank Co. Ltd., Class H	241,500	1,200,915
China Merchants Energy Shipping Co. Ltd., Class A	47,600	42,571
China Merchants Port Holdings Co. Ltd.	106,000	145,829
China Merchants Shekou Industrial Zone Holdings Co. Ltd., Class A	47,700	95,260
China Minsheng Banking Corp. Ltd., Class A	212,000	119,249
China Minsheng Banking Corp. Ltd., Class H	477,000	181,816
China National Building Material Co. Ltd., Class H	332,000	209,842
China National Nuclear Power Co. Ltd., Class A	110,500	113,099
China National Software & Service Co. Ltd., Class A	5,100	37,155
China Northern Rare Earth Group High-Tech Co. Ltd., Class A	21,200	73,351
China Oilfield Services Ltd., Class H	132,000	155,831
China Overseas Land & Investment Ltd.	291,500	691,487
China Pacific Insurance Group Co. Ltd., Class A	68,900	289,171
China Pacific Insurance Group Co. Ltd., Class H	169,600	457,228
China Petroleum & Chemical Corp., Class A	233,200	202,606
China Petroleum & Chemical Corp., Class H	1,814,000	1,015,906
China Power International Development Ltd.	361,000	135,665
China Railway Group Ltd., Class A	121,900	137,300
China Railway Group Ltd., Class H	307,000	201,841
China Resources Beer Holdings Co. Ltd.	114,000	734,488
China Resources Cement Holdings Ltd.	158,000	68,841
China Resources Gas Group Ltd.	66,100	228,986
China Resources Land Ltd.	210,000	979,908
China Resources Mixc Lifestyle Services Ltd. (a)	53,000	256,505
China Resources Pharmaceutical Group Ltd. (a)	138,000	107,408
China Resources Power Holdings Co. Ltd.	130,000	282,027
China Resources Sanjiu Medical & Pharmaceutical Co. Ltd., Class A	5,800	40,662
China Science Publishing & Media Ltd., Class A	4,100	16,807
China Shenhua Energy Co. Ltd., Class A	53,000	210,808
China Shenhua Energy Co. Ltd., Class H	238,500	714,878
China Southern Airlines Co. Ltd., Class A *	84,800	83,102
China Southern Airlines Co. Ltd., Class H *	126,000	78,974
China Suntien Green Energy Corp. Ltd., Class A	111,400	139,670
China Taiping Insurance Holdings Co. Ltd.	127,200	141,885
China Three Gorges Renewables Group Co. Ltd., Class A	169,600	128,004
China Tourism Group Duty Free Corp. Ltd., Class A	15,900	281,022
China Tourism Group Duty Free Corp. Ltd., Class H (a)	5,300	85,140
China Tower Corp. Ltd., Class H (a)	3,498,000	395,409
China Vanke Co. Ltd., Class A	58,300	124,601
China Vanke Co. Ltd., Class H	164,300	232,871
China Yangtze Power Co. Ltd., Class A	143,100	430,116
Chongqing Brewery Co. Ltd., Class A	2,900	36,911
Chongqing Changan Automobile Co. Ltd., Class A	53,000	119,202

JPMorgan BetaBuilders Emerging Markets Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2023  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
China — continued
Chongqing Taiji Industry Group Co. Ltd., Class A *	3,300	22,254
Chongqing Water Group Co. Ltd., Class A	667,700	515,847
Chow Tai Fook Jewellery Group Ltd.	159,000	277,599
CITIC Ltd.	477,000	538,449
CITIC Securities Co. Ltd., Class A	74,200	250,759
CITIC Securities Co. Ltd., Class H	101,500	218,624
CMOC Group Ltd., Class A	106,000	91,769
CMOC Group Ltd., Class H	264,000	176,666
CNPC Capital Co. Ltd., Class A	58,300	60,371
COSCO SHIPPING Energy Transportation Co. Ltd., Class A	20,400	41,898
COSCO SHIPPING Energy Transportation Co. Ltd., Class H	106,000	117,139
COSCO SHIPPING Holdings Co. Ltd., Class H	245,000	259,311
Country Garden Holdings Co. Ltd. *	795,000	163,326
Country Garden Services Holdings Co. Ltd.	159,000	182,047
CSPC Pharmaceutical Group Ltd.	634,000	529,565
Daqin Railway Co. Ltd., Class A	88,700	88,868
Dongxing Securities Co. Ltd., Class A *	423,900	540,802
East Buy Holding Ltd. * (a)	22,000	107,581
Eastroc Beverage Group Co. Ltd., Class A	5,300	136,330
Ecovacs Robotics Co. Ltd., Class A	3,400	37,670
ENN Energy Holdings Ltd.	55,500	674,591
ENN Natural Gas Co. Ltd., Class A	18,200	46,852
Everbright Securities Co. Ltd., Class A	22,900	58,877
Far East Horizon Ltd.	129,000	97,028
Flat Glass Group Co. Ltd., Class A	10,000	49,128
Flat Glass Group Co. Ltd., Class H	41,000	122,724
Focus Media Information Technology Co. Ltd., Class A	90,100	94,048
Foshan Haitian Flavouring & Food Co. Ltd., Class A	37,160	241,317
Fosun International Ltd.	159,000	115,900
Foxconn Industrial Internet Co. Ltd., Class A	90,100	282,148
Full Truck Alliance Co. Ltd., ADR *	47,859	358,464
Fuyao Glass Industry Group Co. Ltd., Class H (a)	37,200	165,771
Ganfeng Lithium Group Co. Ltd. (a)	31,800	204,869
Ganfeng Lithium Group Co. Ltd., Class A	10,600	88,906
G-bits Network Technology Xiamen Co. Ltd., Class A	500	30,164
GCL Technology Holdings Ltd.	1,378,000	300,217
GD Power Development Co. Ltd., Class A	104,300	53,867
Geely Automobile Holdings Ltd.	370,000	539,917
Genscript Biotech Corp. *	106,000	273,010
GF Securities Co. Ltd., Class H	84,800	135,682
Giant Network Group Co. Ltd., Class A	11,800	23,459
GigaDevice Semiconductor, Inc., Class A	5,300	85,230
GoerTek, Inc., Class A	20,100	50,393
Great Wall Motor Co. Ltd., Class A	18,100	75,063
Great Wall Motor Co. Ltd., Class H	185,500	253,821
Gree Electric Appliances, Inc. of Zhuhai, Class A	37,100	201,451
Guangdong Haid Group Co. Ltd., Class A	9,800	69,082
Guangdong Investment Ltd.	212,000	183,532

JPMorgan BetaBuilders Emerging Markets Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2023  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
China — continued
Guanghui Energy Co. Ltd., Class A	38,500	38,394
Guangzhou Automobile Group Co. Ltd., Class H	206,000	129,669
Guangzhou Tinci Materials Technology Co. Ltd., Class A	11,300	58,312
H World Group Ltd. *	106,000	507,466
Haidilao International Holding Ltd. (a)	106,000	299,393
Haier Smart Home Co. Ltd., Class A	37,100	128,482
Haier Smart Home Co. Ltd., Class H	180,200	592,586
Hainan Airlines Holding Co. Ltd., Class A *	250,800	58,659
Hainan Airport Infrastructure Co. Ltd., Class A *	66,900	39,982
Haitian International Holdings Ltd.	53,000	132,749
Haitong Securities Co. Ltd., Class H	190,800	133,490
Hangzhou First Applied Material Co. Ltd., Class A	10,900	53,419
Hansoh Pharmaceutical Group Co. Ltd. (a)	106,000	172,127
Hengan International Group Co. Ltd.	53,000	218,005
Hengli Petrochemical Co. Ltd., Class A *	36,100	78,696
Hengtong Optic-electric Co. Ltd., Class A	14,500	31,231
Hisense Home Appliances Group Co. Ltd.	25,000	64,756
Hopson Development Holdings Ltd. *	70,680	59,313
Hoshine Silicon Industry Co. Ltd., Class A	4,400	44,413
Hoyuan Green Energy Co. Ltd.	7,406	52,629
Hua Hong Semiconductor Ltd. * (a)	44,000	149,823
Huadian Power International Corp. Ltd., Class A	49,400	39,236
Huadian Power International Corp. Ltd., Class H	118,000	52,265
Huadong Medicine Co. Ltd., Class A	10,300	62,655
Huafon Chemical Co. Ltd., Class A	392,900	409,225
Huaneng Power International, Inc., Class A *	68,900	82,901
Huaneng Power International, Inc., Class H *	318,000	176,651
Huatai Securities Co. Ltd., Class H (a)	116,600	166,374
Huaxia Bank Co. Ltd., Class A	93,200	75,673
Huizhou Desay Sv Automotive Co. Ltd., Class A	5,300	115,553
Hundsun Technologies, Inc., Class A	15,900	91,648
Hygeia Healthcare Holdings Co. Ltd. (a)	25,600	166,427
Iflytek Co. Ltd., Class A	15,900	139,966
Industrial & Commercial Bank of China Ltd., Class A	598,900	399,913
Industrial & Commercial Bank of China Ltd., Class H	5,206,000	2,542,234
Industrial Bank Co. Ltd., Class A	127,200	296,921
Inner Mongolia Yili Industrial Group Co. Ltd., Class A	42,400	170,296
Innovent Biologics, Inc. * (a)	106,000	473,973
Inspur Electronic Information Industry Co. Ltd., Class A	8,600	54,998
JA Solar Technology Co. Ltd., Class A	21,200	98,740
JCET Group Co. Ltd., Class A	10,500	48,547
JD Health International, Inc. * (a)	79,500	581,169
JD Logistics, Inc. * (a)	143,100	243,544
JD.com, Inc., Class A	180,200	3,730,787
Jiangsu Eastern Shenghong Co. Ltd., Class A	33,900	59,629
Jiangsu Expressway Co. Ltd., Class H	106,000	97,205
Jiangsu Financial Leasing Co. Ltd., Class A	875,280	544,213
Jiangsu Hengli Hydraulic Co. Ltd., Class A	7,900	79,346

JPMorgan BetaBuilders Emerging Markets Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2023  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
China — continued
Jiangsu Hengrui Pharmaceuticals Co. Ltd., Class A	42,400	264,882
Jiangsu King's Luck Brewery JSC Ltd., Class A	7,400	63,399
Jiangsu Pacific Quartz Co. Ltd., Class A	2,200	31,642
Jiangsu Yanghe Brewery Joint-Stock Co. Ltd., Class A	10,600	217,667
Jiangsu Zhongtian Technology Co. Ltd., Class A	20,000	44,084
Jiangxi Copper Co. Ltd., Class A	180,200	505,150
Jiangxi Copper Co. Ltd., Class H	107,000	179,756
JiuGui Liquor Co. Ltd., Class A *	5,300	78,171
Jointown Pharmaceutical Group Co. Ltd., Class A	221,265	306,779
KE Holdings, Inc., Class A *	155,500	912,793
Kingboard Holdings Ltd.	52,500	146,089
Kingdee International Software Group Co. Ltd. *	211,000	370,108
Kingnet Network Co. Ltd., Class A *	12,600	26,442
Kingsoft Corp. Ltd.	69,600	299,570
Kuaishou Technology * (a)	143,700	1,261,204
Kunlun Energy Co. Ltd.	318,000	260,218
Kweichow Moutai Co. Ltd., Class A	7,400	1,953,040
Lenovo Group Ltd.	542,000	623,945
Li Auto, Inc., Class A *	84,800	1,820,405
Li Ning Co. Ltd.	171,500	1,045,538
Longfor Group Holdings Ltd. (a)	132,500	358,470
LONGi Green Energy Technology Co. Ltd., Class A	47,700	199,861
Luxshare Precision Industry Co. Ltd., Class A	42,400	192,085
Luzhou Laojiao Co. Ltd., Class A	10,600	358,303
Meituan * (a)	349,800	6,677,724
Metallurgical Corp. of China Ltd., Class A	104,500	61,329
Microport Scientific Corp. *	53,000	106,961
MINISO Group Holding Ltd.	35,200	184,708
Minth Group Ltd.	62,000	198,464
Montage Technology Co. Ltd., Class A	6,649	53,908
Muyuan Foods Co. Ltd., Class A	37,100	230,743
NARI Technology Co. Ltd., Class A	50,880	173,270
NAURA Technology Group Co. Ltd., Class A	3,100	123,302
NetEase, Inc.	134,000	2,918,565
New China Life Insurance Co. Ltd., Class A	12,300	78,399
New China Life Insurance Co. Ltd., Class H	62,700	181,832
New Oriental Education & Technology Group, Inc. *	109,400	623,200
Ninestar Corp., Class A	8,300	38,930
Ningbo Deye Technology Co. Ltd., Class A	10,540	184,930
Ningbo Orient Wires & Cables Co. Ltd., Class A	4,100	26,691
Ningbo Tuopu Group Co. Ltd., Class A	6,500	66,915
Ningxia Baofeng Energy Group Co. Ltd., Class A	37,600	74,628
NIO, Inc., Class A *	105,470	1,610,255
Nongfu Spring Co. Ltd., Class H (a)	129,000	752,126
Oppein Home Group, Inc., Class A	2,700	40,675
PDD Holdings, Inc., ADR *	39,775	3,572,590
People's Insurance Co. Group of China Ltd. (The), Class H	600,000	230,993
PetroChina Co. Ltd., Class H	1,500,000	1,099,856

JPMorgan BetaBuilders Emerging Markets Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2023  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
China — continued
PICC Property & Casualty Co. Ltd., Class H	528,000	619,304
Ping An Bank Co. Ltd., Class A	116,600	201,362
Ping An Healthcare and Technology Co. Ltd. * (a)	37,100	98,348
Ping An Insurance Group Co. of China Ltd., Class A	68,900	509,040
Ping An Insurance Group Co. of China Ltd., Class H	450,500	3,282,677
Poly Developments and Holdings Group Co. Ltd., Class A	74,200	148,044
Postal Savings Bank of China Co. Ltd., Class A	232,100	168,809
Postal Savings Bank of China Co. Ltd., Class H (a)	583,000	359,418
Power Construction Corp. of China Ltd., Class A	106,000	89,080
Pylon Technologies Co. Ltd., Class A	1,028	25,533
Qi An Xin Technology Group, Inc., Class A *	4,010	28,445
Qifu Technology, Inc., Class A	18,450	182,547
Qingdao Rural Commercial Bank Corp., Class A *	1,192,600	500,774
Qinghai Salt Lake Industry Co. Ltd., Class A *	37,100	103,921
Remegen Co. Ltd., Class H * (a)	10,500	59,923
Rongsheng Petrochemical Co. Ltd., Class A	63,600	113,225
SAIC Motor Corp. Ltd., Class A	68,400	148,473
Sanan Optoelectronics Co. Ltd., Class A	29,200	69,398
Sany Heavy Equipment International Holdings Co. Ltd.	76,000	120,290
Sany Heavy Industry Co. Ltd., Class A	53,000	131,842
Seres Group Co. Ltd., Class A *	8,800	55,876
SF Holding Co. Ltd., Class A	31,800	221,665
Shaanxi Beiyuan Chemical Industry Group Co. Ltd., Class A	696,900	528,905
Shaanxi Coal Industry Co. Ltd., Class A	58,300	132,659
Shandong Gold Mining Co. Ltd., Class A	21,200	72,447
Shandong Gold Mining Co. Ltd., Class H (a)	50,500	100,858
Shandong Hualu Hengsheng Chemical Co. Ltd., Class A	12,500	59,196
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	178,400	230,395
Shanghai Aiko Solar Energy Co. Ltd., Class A	10,700	38,667
Shanghai Baosight Software Co. Ltd., Class A	10,600	71,319
Shanghai Baosight Software Co. Ltd., Class B	44,520	114,952
Shanghai Electric Group Co. Ltd., Class A *	427,200	285,318
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class H	34,500	91,046
Shanghai Fudan Microelectronics Group Co. Ltd., Class H	19,000	50,652
Shanghai International Airport Co. Ltd., Class A *	15,900	105,680
Shanghai International Port Group Co. Ltd., Class A	119,300	90,537
Shanghai Junshi Biosciences Co. Ltd., Class H * (a)	21,200	68,026
Shanghai Pharmaceuticals Holding Co. Ltd., Class A	16,300	45,890
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	56,400	102,368
Shanghai Pudong Development Bank Co. Ltd., Class A	174,900	186,250
Shanghai Putailai New Energy Technology Co. Ltd., Class A	11,900	65,648
Shanxi Coking Coal Energy Group Co. Ltd., Class A	30,500	38,770
Shanxi Meijin Energy Co. Ltd., Class A *	349,800	380,603
Shanxi Xinghuacun Fen Wine Factory Co. Ltd., Class A	10,600	354,882
Shede Spirits Co. Ltd., Class A	2,000	43,350
Shenwan Hongyuan Group Co. Ltd., Class A	199,200	140,580
Shenzhen SED Industry Co. Ltd., Class A	6,700	28,146
Shenzhen Transsion Holdings Co. Ltd., Class A	5,300	91,057

JPMorgan BetaBuilders Emerging Markets Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2023  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
China — continued
Shenzhou International Group Holdings Ltd.	58,300	618,844
Shijiazhuang Yiling Pharmaceutical Co. Ltd., Class A	9,800	34,245
Silergy Corp.	23,000	243,280
Sinopec Oilfield Service Corp., Class A *	192,100	58,364
Sinopharm Group Co. Ltd., Class H	98,000	308,621
Sinotrans Ltd., Class H	149,000	59,949
Sinotruk Hong Kong Ltd.	48,000	100,855
Sipai Health Technology Co. Ltd. * (a)	17,305	17,196
Smoore International Holdings Ltd. (a)	159,000	179,012
Spring Airlines Co. Ltd., Class A *	5,800	49,714
StarPower Semiconductor Ltd., Class A	5,300	162,626
Sun Art Retail Group Ltd.	146,500	44,923
Sunny Optical Technology Group Co. Ltd.	52,900	518,636
TBEA Co. Ltd., Class A	29,640	68,056
TCL Technology Group Corp., Class A *	109,900	66,045
TCL Zhonghuan Renewable Energy Technology Co. Ltd., Class A	28,900	117,747
Tencent Holdings Ltd.	441,800	20,305,637
Tencent Music Entertainment Group, Class A *	95,400	338,407
Tianma Microelectronics Co. Ltd., Class A *	397,500	521,449
Tianqi Lithium Corp., Class A	10,600	98,958
Tingyi Cayman Islands Holding Corp.	138,000	213,112
Tongcheng Travel Holdings Ltd. * (a)	84,800	205,777
Tongwei Co. Ltd., Class A	31,800	155,111
Topsports International Holdings Ltd. (a)	212,000	195,966
Trip.com Group Ltd. *	39,750	1,623,502
Tsingtao Brewery Co. Ltd.	42,000	377,678
Unigroup Guoxin Microelectronics Co. Ltd., Class A	5,300	69,247
Uni-President China Holdings Ltd.	88,000	76,084
Unisplendour Corp. Ltd., Class A	21,200	81,033
Verisilicon Microelectronics Shanghai Co. Ltd., Class A *	2,918	28,192
Vipshop Holdings Ltd., ADR *	25,546	481,031
Wanhua Chemical Group Co. Ltd., Class A	21,200	290,597
Want Want China Holdings Ltd.	365,000	254,541
Weichai Power Co. Ltd., Class H	142,000	210,366
Western Securities Co. Ltd., Class A	540,700	544,446
Will Semiconductor Co. Ltd., Class A	10,600	152,466
Wingtech Technology Co. Ltd., Class A	7,300	47,551
Wuliangye Yibin Co. Ltd., Class A	26,500	673,077
WUS Printed Circuit Kunshan Co. Ltd., Class A	11,200	34,401
WuXi AppTec Co. Ltd., Class A	15,900	159,994
WuXi AppTec Co. Ltd., Class H (a)	31,800	302,495
XCMG Construction Machinery Co. Ltd., Class A	69,200	68,505
Xiamen Faratronic Co. Ltd., Class A	5,300	100,040
Xinyi Glass Holdings Ltd.	206,000	342,804
Xinyi Solar Holdings Ltd.	332,000	360,501
XPeng, Inc., Class A *	84,800	904,556
Yadea Group Holdings Ltd. (a)	106,000	241,220
Yankuang Energy Group Co. Ltd., Class A	23,850	59,238

JPMorgan BetaBuilders Emerging Markets Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2023  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
China — continued
Yankuang Energy Group Co. Ltd., Class H	162,000	243,909
Yonyou Network Technology Co. Ltd., Class A	20,100	53,140
Youngor Group Co. Ltd., Class A	424,100	423,876
YTO Express Group Co. Ltd., Class A	20,100	44,267
Yuexiu Property Co. Ltd.	118,000	155,722
Yum China Holdings, Inc.	31,005	1,891,925
Yunnan Energy New Material Co. Ltd. *	5,300	71,699
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd., Class A	5,300	215,365
Zhaojin Mining Industry Co. Ltd., Class H	99,000	142,817
Zhejiang Century Huatong Group Co. Ltd., Class A *	43,700	32,343
Zhejiang China Commodities City Group Co. Ltd., Class A	32,200	38,361
Zhejiang Chint Electrics Co. Ltd., Class A	12,600	50,002
Zhejiang Dahua Technology Co. Ltd., Class A	19,500	59,959
Zhejiang Huayou Cobalt Co. Ltd., Class A	9,400	66,385
Zhejiang Sanhua Intelligent Controls Co. Ltd., Class A	21,100	82,352
Zhejiang Supcon Technology Co. Ltd., Class A	4,596	34,832
Zhejiang Zheneng Electric Power Co. Ltd., Class A *	78,500	52,941
ZhongAn Online P&C Insurance Co. Ltd., Class H * (a)	44,700	146,490
Zhongsheng Group Holdings Ltd.	52,500	184,456
Zhuzhou CRRC Times Electric Co. Ltd., Class H	37,100	147,902
Zijin Mining Group Co. Ltd., Class A	121,900	222,622
Zijin Mining Group Co. Ltd., Class H	424,000	732,301
ZTE Corp., Class A	23,400	128,356
ZTE Corp., Class H	55,200	202,023
ZTO Express Cayman, Inc.	31,800	880,789
		158,811,142
Colombia — 0.2%
Banco de Bogota SA	8,109	63,201
Bancolombia SA	20,352	174,401
Bancolombia SA (Preference)	33,443	254,170
Ecopetrol SA	377,307	221,034
Grupo de Inversiones Suramericana SA	6,488	62,332
Grupo Energia Bogota SA ESP	266,962	120,171
Grupo Nutresa SA	8,038	105,369
Interconexion Electrica SA ESP	32,807	143,745
		1,144,423
Czech Republic — 0.1%
CEZ A/S	11,808	522,544
Komercni Banka A/S	5,618	183,991
		706,535
Egypt — 0.1%
Commercial International Bank Egypt SAE	179,670	293,458
Greece — 0.3%
Eurobank Ergasias Services and Holdings SA *	183,910	321,271
Hellenic Telecommunications Organization SA	14,469	228,349
JUMBO SA	8,109	241,976

JPMorgan BetaBuilders Emerging Markets Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2023  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Greece — continued
Motor Oil Hellas Corinth Refineries SA	6,201	156,714
Mytilineos SA	7,631	317,570
National Bank of Greece SA *	40,598	279,587
OPAP SA	13,102	230,432
		1,775,899
Hong Kong — 0.1%
Kingboard Laminates Holdings Ltd.	59,000	60,535
Nine Dragons Paper Holdings Ltd.	123,000	81,057
Orient Overseas International Ltd.	10,000	167,102
Sino Biopharmaceutical Ltd.	742,000	336,525
		645,219
Hungary — 0.2%
MOL Hungarian Oil & Gas plc	36,599	288,938
OTP Bank Nyrt.	16,324	593,641
Richter Gedeon Nyrt.	9,699	244,663
		1,127,242
India — 15.8%
ABB India Ltd.	3,869	214,438
ACC Ltd.	6,201	152,294
Adani Enterprises Ltd.	20,193	612,567
Adani Green Energy Ltd. *	25,811	343,095
Adani Ports & Special Economic Zone Ltd.	54,272	513,493
Adani Power Ltd. *	57,028	189,701
Adani Total Gas Ltd.	20,352	164,229
Adani Transmission Ltd. *	20,670	206,251
Adani Wilmar Ltd. *	11,554	57,877
Alkem Laboratories Ltd.	3,021	146,195
Ambuja Cements Ltd.	54,378	306,457
Apollo Hospitals Enterprise Ltd.	7,420	467,098
Ashok Leyland Ltd.	106,371	238,048
Asian Paints Ltd.	32,981	1,354,794
AU Small Finance Bank Ltd. (a)	24,168	214,901
Aurobindo Pharma Ltd.	20,776	207,896
Avenue Supermarts Ltd. * (a)	11,024	503,683
Axis Bank Ltd.	168,275	1,953,588
Bajaj Auto Ltd.	5,088	305,416
Bajaj Finance Ltd.	19,663	1,748,038
Bajaj Finserv Ltd.	28,249	549,755
Bajaj Holdings & Investment Ltd.	2,014	184,863
Balkrishna Industries Ltd.	5,989	185,251
Bandhan Bank Ltd. * (a)	56,021	152,303
Bank of Baroda	76,479	188,348
Bharat Electronics Ltd.	264,841	421,399
Bharat Forge Ltd.	18,921	214,451
Bharat Petroleum Corp. Ltd.	70,543	323,976
Bharti Airtel Ltd.	179,480	1,943,765

JPMorgan BetaBuilders Emerging Markets Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2023  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
India — continued
Biocon Ltd.	33,376	104,401
Bosch Ltd.	636	146,816
Britannia Industries Ltd.	8,692	506,664
Canara Bank	26,818	112,459
Cholamandalam Investment and Finance Co. Ltd.	29,150	401,647
Cipla Ltd.	39,962	571,547
Coal India Ltd.	153,288	427,833
Colgate-Palmolive India Ltd.	9,805	240,930
Container Corp. of India Ltd.	20,246	171,186
Dabur India Ltd.	56,630	396,731
Divi's Laboratories Ltd.	9,381	420,739
DLF Ltd.	45,739	288,784
Dr Reddy's Laboratories Ltd.	8,957	614,498
Eicher Motors Ltd.	10,282	421,141
Embassy Office Parks, REIT	44,891	170,329
GAIL India Ltd.	194,457	281,788
Godrej Consumer Products Ltd. *	27,931	352,118
Godrej Properties Ltd. *	8,586	181,883
Grasim Industries Ltd.	27,719	624,208
Havells India Ltd.	18,497	300,336
HCL Technologies Ltd.	77,423	1,052,331
HDFC Asset Management Co. Ltd. (a)	5,883	181,343
HDFC Bank Ltd.	390,726	7,844,251
HDFC Life Insurance Co. Ltd. (a)	69,960	550,463
Hero MotoCorp Ltd.	9,593	374,010
Hindalco Industries Ltd.	108,067	609,215
Hindustan Aeronautics Ltd. (a)	6,148	296,622
Hindustan Petroleum Corp. Ltd.	47,223	162,126
Hindustan Unilever Ltd.	65,317	2,034,665
ICICI Bank Ltd.	378,295	4,610,461
ICICI Lombard General Insurance Co. Ltd. (a)	17,437	293,859
ICICI Prudential Life Insurance Co. Ltd. (a)	28,726	202,630
Indian Hotels Co. Ltd.	65,137	313,310
Indian Oil Corp. Ltd.	281,960	321,598
Indian Railway Catering & Tourism Corp. Ltd.	28,643	223,340
Indraprastha Gas Ltd.	25,864	145,789
Indus Towers Ltd. *	61,745	129,309
IndusInd Bank Ltd.	42,453	732,921
Info Edge India Ltd.	5,406	302,126
Infosys Ltd.	264,092	4,371,020
InterGlobe Aviation Ltd. * (a)	7,155	225,751
ITC Ltd.	218,205	1,236,437
Jindal Steel & Power Ltd.	29,415	239,762
Jio Financial Services Ltd. ‡ *	252,424	803,626
JSW Energy Ltd.	30,369	106,729
JSW Steel Ltd.	69,695	693,392
Jubilant Foodworks Ltd.	28,249	164,584
Kotak Mahindra Bank Ltd.	79,932	1,806,393

JPMorgan BetaBuilders Emerging Markets Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2023  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
India — continued
Larsen & Toubro Ltd. *	50,880	1,660,150
LTIMindtree Ltd. (a)	6,784	404,253
Lupin Ltd.	17,808	213,518
Macrotech Developers Ltd. * (a)	17,808	164,644
Mahindra & Mahindra Ltd.	70,755	1,270,372
Marico Ltd.	38,213	260,709
Maruti Suzuki India Ltd.	9,805	1,171,727
Mphasis Ltd.	6,095	170,316
MRF Ltd.	177	221,744
Muthoot Finance Ltd.	7,929	130,294
Nestle India Ltd.	2,597	712,179
NMDC Ltd.	84,482	120,648
NTPC Ltd.	347,593	923,979
Oil & Natural Gas Corp. Ltd.	285,303	615,288
One 97 Communications Ltd. *	6,492	63,196
Page Industries Ltd.	424	195,010
Patanjali Foods Ltd.	6,884	111,448
Petronet LNG Ltd.	55,438	157,617
PI Industries Ltd.	5,936	261,139
Pidilite Industries Ltd.	11,236	357,509
Power Finance Corp. Ltd.	85,860	273,270
Power Grid Corp. of India Ltd.	252,757	818,362
Procter & Gamble Hygiene & Health Care Ltd.	689	132,084
Punjab National Bank	162,816	122,644
REC Ltd.	91,478	225,889
Reliance Industries Ltd.	252,424	7,835,994
Samvardhana Motherson International Ltd.	140,291	167,909
SBI Cards & Payment Services Ltd.	20,988	218,486
SBI Life Insurance Co. Ltd. (a)	33,337	520,394
Shree Cement Ltd.	713	209,133
Shriram Finance Ltd.	18,232	420,321
Siemens Ltd.	6,572	318,476
Sona Blw Precision Forgings Ltd. (a)	22,949	159,223
SRF Ltd.	10,706	283,020
State Bank of India	130,579	986,367
Sun Pharmaceutical Industries Ltd.	78,985	1,098,664
Sundaram Finance Ltd.	4,982	160,358
Tata Consultancy Services Ltd.	74,951	3,122,384
Tata Consumer Products Ltd.	44,626	466,496
Tata Elxsi Ltd.	2,544	221,803
Tata Motors Ltd.	130,221	1,021,772
Tata Motors Ltd., Class A	34,224	172,675
Tata Power Co. Ltd. (The)	123,893	356,849
Tata Steel Ltd.	596,462	894,861
Tech Mahindra Ltd.	46,799	635,682
Titan Co. Ltd.	30,526	1,115,549
Torrent Pharmaceuticals Ltd.	7,208	175,738
Tube Investments of India Ltd.	7,738	290,131

JPMorgan BetaBuilders Emerging Markets Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2023  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
India — continued
TVS Motor Co. Ltd.	16,854	282,506
UltraTech Cement Ltd.	8,533	863,640
United Spirits Ltd. *	21,995	271,835
UPL Ltd. *	39,379	299,420
Varun Beverages Ltd.	34,662	339,191
Vedanta Ltd.	82,521	277,702
Voltas Ltd.	16,854	159,995
Wipro Ltd.	108,403	534,657
Yes Bank Ltd. *	935,609	192,964
Zomato Ltd. *	373,173	382,022
Zydus Lifesciences Ltd.	18,709	143,883
		86,186,360
Indonesia — 2.2%
Adaro Energy Indonesia Tbk. PT	1,038,800	166,178
Allo Bank Indonesia Tbk. PT *	238,400	28,629
Aneka Tambang Tbk.	683,600	90,106
Astra International Tbk. PT	1,499,900	681,621
Avia Avian Tbk. PT	1,314,400	54,040
Bank Central Asia Tbk. PT	4,059,900	2,458,804
Bank Mandiri Persero Tbk. PT	3,312,500	1,259,232
Bank Negara Indonesia Persero Tbk. PT	551,200	324,493
Bank Rakyat Indonesia Persero Tbk. PT	5,262,900	1,970,451
Barito Pacific Tbk. PT	2,019,300	103,762
Bayan Resources Tbk. PT	561,800	739,505
Bukit Asam Tbk. PT	286,500	52,683
Chandra Asri Petrochemical Tbk. PT	1,722,500	242,153
Charoen Pokphand Indonesia Tbk. PT *	530,000	181,810
Elang Mahkota Teknologi Tbk. PT	2,941,500	126,907
GoTo Gojek Tokopedia Tbk. PT *	67,442,500	506,270
Gudang Garam Tbk. PT	33,800	62,591
Indah Kiat Pulp & Paper Tbk. PT	190,800	115,823
Indocement Tunggal Prakarsa Tbk. PT	137,800	95,280
Indofood CBP Sukses Makmur Tbk. PT	159,000	118,149
Indofood Sukses Makmur Tbk. PT	328,600	159,639
Kalbe Farma Tbk. PT	2,644,700	335,909
Merdeka Copper Gold Tbk. PT *	1,017,600	237,112
Mitra Keluarga Karyasehat Tbk. PT (a)	402,800	77,729
MNC Digital Entertainment Tbk. PT *	124,300	31,155
Sarana Menara Nusantara Tbk. PT	1,505,200	101,302
Semen Indonesia Persero Tbk. PT	243,800	112,813
Sumber Alfaria Trijaya Tbk. PT	1,409,800	252,436
Telkom Indonesia Persero Tbk. PT	3,519,200	867,046
Unilever Indonesia Tbk. PT	418,700	106,896
United Tractors Tbk. PT	164,300	300,156
Vale Indonesia Tbk. PT	152,600	69,637
		12,030,317

JPMorgan BetaBuilders Emerging Markets Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2023  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Kuwait — 0.8%
Agility Public Warehousing Co. KSC *	118,720	243,460
Boubyan Bank KSCP	110,611	223,228
Gulf Bank KSCP	265,000	227,767
Kuwait Finance House KSCP	580,000	1,490,015
Mabanee Co. KPSC	46,218	132,867
Mobile Telecommunications Co. KSCP	156,774	265,884
National Bank of Kuwait SAKP	580,128	1,816,724
		4,399,945
Luxembourg — 0.1%
Reinet Investments SCA	10,918	264,498
Malaysia — 1.5%
AMMB Holdings Bhd.	159,000	136,155
Axiata Group Bhd.	349,800	207,170
CELCOMDIGI Bhd.	249,100	244,196
CIMB Group Holdings Bhd.	535,300	659,410
Dialog Group Bhd.	434,600	221,847
Gamuda Bhd.	238,500	227,421
Genting Bhd.	153,700	146,954
Genting Malaysia Bhd.	286,200	165,087
HAP Seng Consolidated Bhd.	196,100	147,925
Hong Leong Bank Bhd.	58,300	253,291
IHH Healthcare Bhd.	227,900	300,997
IOI Corp. Bhd.	227,900	210,851
Kuala Lumpur Kepong Bhd.	41,100	212,579
Malayan Banking Bhd.	520,300	1,040,973
Malaysia Airports Holdings Bhd.	74,000	113,242
Maxis Bhd.	169,600	151,979
MISC Bhd.	98,000	156,247
MR DIY Group M Bhd. (a)	413,400	134,796
Petronas Chemicals Group Bhd.	212,000	327,033
Petronas Dagangan Bhd.	26,500	134,939
Petronas Gas Bhd.	56,200	212,884
PPB Group Bhd.	52,100	192,963
Press Metal Aluminium Holdings Bhd.	265,000	296,327
Public Bank Bhd.	1,118,300	1,034,437
RHB Bank Bhd.	286,200	361,321
Sime Darby Bhd.	229,400	111,017
Sime Darby Plantation Bhd.	249,100	251,805
Telekom Malaysia Bhd.	121,900	137,635
Tenaga Nasional Bhd.	206,300	439,310
Top Glove Corp. Bhd. *	386,900	78,982
Westports Holdings Bhd.	69,800	54,219
		8,363,992
Mexico — 2.1%
Arca Continental SAB de CV	34,655	347,709
Becle SAB de CV	34,154	89,296
Cemex SAB de CV *	1,119,466	853,054

JPMorgan BetaBuilders Emerging Markets Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2023  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Mexico — continued
Coca-Cola Femsa SAB de CV	38,849	327,334
Fibra Uno Administracion SA de CV, REIT	212,477	319,382
Fomento Economico Mexicano SAB de CV	135,839	1,539,049
GMexico Transportes SAB de CV (a)	35,166	84,004
Gruma SAB de CV, Class B	13,462	240,459
Grupo Aeroportuario del Pacifico SAB de CV, Class B	27,396	521,252
Grupo Aeroportuario del Sureste SAB de CV, Class B	13,939	395,470
Grupo Bimbo SAB de CV	101,601	528,058
Grupo Carso SAB de CV	36,570	290,878
Grupo Elektra SAB de CV	4,081	307,297
Grupo Financiero Banorte SAB de CV, Class O	183,433	1,739,354
Grupo Financiero Inbursa SAB de CV, Class O *	144,902	352,888
Grupo Mexico SAB de CV	230,338	1,198,253
Industrias CH SAB de CV *	8,304	98,740
Industrias Penoles SAB de CV *	13,780	197,323
Kimberly-Clark de Mexico SAB de CV, Class A	104,145	245,607
Operadora De Sites Mexicanos SAB de CV	66,050	66,977
Orbia Advance Corp. SAB de CV	68,370	155,277
Promotora y Operadora de Infraestructura SAB de CV	17,550	182,553
Wal-Mart de Mexico SAB de CV	374,498	1,559,942
		11,640,156
Peru — 0.2%
Credicorp Ltd.	5,366	842,730
Enel Distribucion Peru SAA	37,720	35,376
InRetail Peru Corp. (a)	2,227	74,827
		952,933
Philippines — 0.8%
Aboitiz Equity Ventures, Inc.	166,420	162,892
Aboitiz Power Corp.	107,600	70,667
ACEN Corp. *	551,600	52,434
Ayala Corp.	18,550	207,915
Ayala Land, Inc.	445,200	222,313
Bank of the Philippine Islands	145,750	303,911
BDO Unibank, Inc.	155,290	410,672
Globe Telecom, Inc.	2,320	81,132
GT Capital Holdings, Inc.	6,290	62,446
International Container Terminal Services, Inc.	59,890	236,686
JG Summit Holdings, Inc.	225,800	177,168
Jollibee Foods Corp.	32,860	152,626
Manila Electric Co.	20,670	134,069
Metro Pacific Investments Corp.	797,000	70,675
Metropolitan Bank & Trust Co.	319,030	348,748
Monde Nissin Corp. (a)	535,300	79,740
PLDT, Inc.	6,360	151,768
San Miguel Corp.	31,330	62,118
SM Investments Corp.	36,040	598,833

JPMorgan BetaBuilders Emerging Markets Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2023  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Philippines — continued
SM Prime Holdings, Inc.	853,300	519,190
Universal Robina Corp.	64,660	144,600
		4,250,603
Qatar — 0.9%
Commercial Bank PSQC (The)	236,433	406,130
Dukhan Bank	187,625	213,065
Industries Qatar QSC	147,605	540,583
Masraf Al Rayan QSC	453,892	313,024
Mesaieed Petrochemical Holding Co.	325,155	174,355
Ooredoo QPSC	56,816	178,409
Qatar Electricity & Water Co. QSC	37,960	189,119
Qatar Fuel QSC	47,011	216,985
Qatar Gas Transport Co. Ltd.	200,711	232,410
Qatar International Islamic Bank QSC	86,178	245,722
Qatar Islamic Bank SAQ	122,271	710,521
Qatar National Bank QPSC	324,339	1,513,103
		4,933,426
Saudi Arabia — 3.5%
ACWA Power Co.	9,752	479,365
Advanced Petrochemical Co.	9,381	113,878
Al Rajhi Bank	148,090	2,943,669
Alinma Bank	72,451	714,335
Almarai Co. JSC	18,444	338,704
Arabian Internet & Communications Services Co.	1,908	185,480
Bank Al-Jazira	29,680	145,369
Banque Saudi Fransi	43,672	495,772
Bupa Arabia for Cooperative Insurance Co.	1,865	85,780
Dr Sulaiman Al Habib Medical Services Group Co.	6,254	481,789
Elm Co.	1,961	355,458
Etihad Etisalat Co.	27,878	348,105
Jarir Marketing Co.	43,460	179,585
Mouwasat Medical Services Co.	3,438	229,882
Nahdi Medical Co.	2,915	135,076
Riyad Bank	108,756	921,986
SABIC Agri-Nutrients Co.	17,225	662,032
Sahara International Petrochemical Co.	26,553	267,941
Saudi Arabian Mining Co. *	90,073	1,066,495
Saudi Arabian Oil Co. (a)	178,981	1,546,715
Saudi Aramco Base Oil Co.	3,704	146,362
Saudi Awwal Bank	27,348	277,414
Saudi Basic Industries Corp.	66,515	1,520,164
Saudi Electricity Co.	58,512	350,035
Saudi Industrial Investment Group	27,348	182,204
Saudi Investment Bank (The)	36,199	172,701
Saudi Kayan Petrochemical Co. *	54,325	177,486
Saudi National Bank (The)	225,674	2,318,984
Saudi Tadawul Group Holding Co.	3,551	190,591

JPMorgan BetaBuilders Emerging Markets Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2023  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Saudi Arabia — continued
Saudi Telecom Co.	135,335	1,530,323
Savola Group (The)	21,942	247,326
Yanbu National Petrochemical Co.	20,352	248,658
		19,059,664
South Africa — 3.0%
Absa Group Ltd.	62,039	657,517
African Rainbow Minerals Ltd.	8,003	90,331
Anglo American Platinum Ltd.	4,134	206,614
Aspen Pharmacare Holdings Ltd.	28,991	310,907
Bid Corp. Ltd.	24,804	587,515
Bidvest Group Ltd. (The)	25,122	389,815
Capitec Bank Holdings Ltd.	7,102	712,199
Clicks Group Ltd.	18,073	283,489
Discovery Ltd. *	37,312	329,625
Exxaro Resources Ltd.	17,808	161,334
FirstRand Ltd.	410,372	1,669,341
Gold Fields Ltd.	65,932	1,022,552
Impala Platinum Holdings Ltd.	63,070	455,559
Kumba Iron Ore Ltd.	4,028	110,492
Life Healthcare Group Holdings Ltd.	108,491	126,364
Mr Price Group Ltd.	30,500	268,525
MTN Group Ltd.	65,508	513,002
MultiChoice Group	32,754	162,106
Naspers Ltd., Class N	15,931	3,130,233
Nedbank Group Ltd.	35,987	472,884
Northam Platinum Holdings Ltd. *	20,246	171,059
Old Mutual Ltd.	359,483	261,515
OUTsurance Group Ltd.	62,275	134,657
Pepkor Holdings Ltd. (a)	88,653	86,156
Remgro Ltd.	39,167	352,122
Sanlam Ltd.	133,348	490,406
Sasol Ltd.	43,142	602,353
Shoprite Holdings Ltd.	36,305	524,566
Sibanye Stillwater Ltd.	209,350	397,851
Standard Bank Group Ltd.	99,322	1,060,768
Tiger Brands Ltd.	11,978	107,063
Vodacom Group Ltd.	61,427	405,604
Woolworths Holdings Ltd.	74,677	334,055
		16,588,579
South Korea — 12.9%
Amorepacific Corp.	2,173	191,934
BGF retail Co. Ltd.	689	90,401
BNK Financial Group, Inc.	21,221	112,547
Celltrion Healthcare Co. Ltd.	7,950	410,710
Celltrion, Inc.	7,897	908,529
Cheil Worldwide, Inc.	9,434	134,262
CJ CheilJedang Corp.	605	132,810

JPMorgan BetaBuilders Emerging Markets Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2023  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
South Korea — continued
CJ Corp.	1,089	55,362
CosmoAM&T Co. Ltd. *	1,615	230,285
Coway Co. Ltd.	3,975	127,741
DB Insurance Co. Ltd.	3,657	216,240
Doosan Bobcat, Inc.	3,657	167,752
Doosan Enerbility Co. Ltd. *	30,263	415,390
Ecopro BM Co. Ltd.	4,028	1,324,927
Ecopro Co. Ltd.	1,441	1,365,012
E-MART, Inc.	1,431	84,940
F&F Co. Ltd.	1,325	107,575
GS Holdings Corp.	6,837	202,029
Hana Financial Group, Inc.	21,836	672,888
Hanjin Kal Corp.	1,562	51,851
Hankook Tire & Technology Co. Ltd.	5,671	172,009
Hanmi Pharm Co. Ltd.	468	97,853
Hanmi Science Co. Ltd.	2,304	57,559
Hanon Systems	11,819	79,055
Hanwha Aerospace Co. Ltd.	2,438	233,901
Hanwha Corp.	3,236	78,327
Hanwha Ocean Co. Ltd. *	2,826	103,788
Hanwha Solutions Corp. *	8,162	242,242
HD Hyundai Co. Ltd.	3,373	162,886
HD Hyundai Heavy Industries Co. Ltd. *	1,484	162,686
HD Korea Shipbuilding & Offshore Engineering Co. Ltd. *	3,392	328,336
HLB, Inc. *	8,215	211,847
HMM Co. Ltd.	26,765	367,376
Hotel Shilla Co. Ltd.	2,332	137,765
HYBE Co. Ltd. *	1,378	283,782
Hyundai Engineering & Construction Co. Ltd.	5,300	155,552
Hyundai Glovis Co. Ltd.	1,590	217,414
Hyundai Marine & Fire Insurance Co. Ltd.	4,081	91,626
Hyundai Mobis Co. Ltd.	4,876	890,925
Hyundai Motor Co.	10,441	1,605,341
Hyundai Motor Co. (Preference)	2,650	225,400
Hyundai Rotem Co. Ltd. *	5,300	130,357
Hyundai Steel Co.	9,169	259,933
Industrial Bank of Korea	21,200	172,835
Kakao Corp.	22,831	919,107
Kakao Games Corp. *	3,498	86,564
KakaoBank Corp.	22,949	468,132
Kakaopay Corp. *	1,802	70,923
Kangwon Land, Inc.	14,391	176,140
KB Financial Group, Inc.	28,408	1,137,780
Kia Corp.	19,822	1,286,434
Korea Aerospace Industries Ltd.	5,300	204,625
Korea Electric Power Corp. *	18,974	285,895
Korea Investment Holdings Co. Ltd.	3,017	115,608
Korea Zinc Co. Ltd.	1,007	390,095

JPMorgan BetaBuilders Emerging Markets Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2023  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
South Korea — continued
Korean Air Lines Co. Ltd.	16,681	321,980
Krafton, Inc. *	2,594	349,667
KT Corp.	9,487	219,695
KT&G Corp.	8,109	524,717
Kumho Petrochemical Co. Ltd.	1,272	119,783
L&F Co. Ltd.	1,696	342,772
LG Chem Ltd.	3,445	1,752,492
LG Chem Ltd. (Preference)	530	163,338
LG Corp.	9,805	641,878
LG Display Co. Ltd. *	16,377	173,157
LG Electronics, Inc.	7,950	676,715
LG Energy Solution Ltd. *	3,127	1,373,790
LG H&H Co. Ltd.	689	231,175
LG Innotek Co. Ltd.	1,007	208,806
LG Uplus Corp.	15,652	122,852
Lotte Chemical Corp.	1,378	162,825
Lotte Energy Materials Corp.	1,585	68,190
Meritz Financial Group, Inc. *	8,056	311,045
Mirae Asset Securities Co. Ltd.	18,156	98,700
NAVER Corp.	10,921	1,945,766
NCSoft Corp.	1,166	252,959
Netmarble Corp. * (a)	1,908	73,678
Orion Corp.	1,855	165,105
Pan Ocean Co. Ltd.	17,598	65,989
Pearl Abyss Corp. *	2,756	121,150
POSCO Future M Co. Ltd.	2,279	942,849
POSCO Holdings, Inc.	5,406	2,723,983
Posco International Corp.	3,763	266,281
S-1 Corp.	5,087	204,155
Samsung Biologics Co. Ltd. * (a)	1,458	875,483
Samsung C&T Corp.	6,518	528,092
Samsung Electro-Mechanics Co. Ltd.	4,187	477,648
Samsung Electronics Co. Ltd.	375,587	20,564,390
Samsung Electronics Co. Ltd. (Preference)	60,132	2,708,392
Samsung Engineering Co. Ltd. *	10,388	301,325
Samsung Fire & Marine Insurance Co. Ltd.	2,438	466,016
Samsung Heavy Industries Co. Ltd. *	55,332	392,173
Samsung Life Insurance Co. Ltd.	6,943	379,839
Samsung SDI Co. Ltd.	4,025	2,101,069
Samsung SDS Co. Ltd.	3,241	326,283
Samsung Securities Co. Ltd.	4,638	130,610
SD Biosensor, Inc.	3,498	35,543
Shinhan Financial Group Co. Ltd.	37,577	1,034,243
SK Biopharmaceuticals Co. Ltd. *	2,067	131,990
SK Bioscience Co. Ltd. *	1,803	103,825
SK Hynix, Inc.	39,412	3,816,857
SK IE Technology Co. Ltd. * (a)	2,067	174,173
SK Innovation Co. Ltd. *	3,816	647,267

JPMorgan BetaBuilders Emerging Markets Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2023  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
South Korea — continued
SK Square Co. Ltd. *	7,367	256,488
SK Telecom Co. Ltd.	7,950	287,480
SK, Inc.	2,784	333,702
SKC Co. Ltd.	1,484	115,525
S-Oil Corp.	3,074	180,702
Woori Financial Group, Inc.	47,965	438,360
Yuhan Corp.	3,869	221,368
		70,267,618
Taiwan — 13.6%
Accton Technology Corp.	39,000	475,814
Acer, Inc.	223,000	249,033
Advanced Energy Solution Holding Co. Ltd.	3,000	66,269
Advantech Co. Ltd.	35,196	439,518
ASE Technology Holding Co. Ltd.	250,000	915,021
Asia Cement Corp.	213,000	273,265
Asustek Computer, Inc.	52,000	603,943
AUO Corp. *	530,000	349,632
Catcher Technology Co. Ltd.	49,000	270,957
Cathay Financial Holding Co. Ltd.	689,000	1,004,269
Chailease Holding Co. Ltd. *	110,000	728,353
Chang Hwa Commercial Bank Ltd.	458,000	274,978
Cheng Shin Rubber Industry Co. Ltd.	150,000	183,860
Chicony Electronics Co. Ltd.	49,000	163,232
China Airlines Ltd.	213,000	169,382
China Development Financial Holding Corp. *	1,219,000	487,388
China Steel Corp.	921,000	819,387
Chunghwa Telecom Co. Ltd.	279,000	1,029,219
Compal Electronics, Inc.	317,000	307,753
CTBC Financial Holding Co. Ltd. *	1,431,000	1,197,129
Delta Electronics, Inc.	141,000	1,645,994
E Ink Holdings, Inc.	64,000	458,997
E.Sun Financial Holding Co. Ltd.	1,100,068	906,056
Eclat Textile Co. Ltd.	17,000	294,092
eMemory Technology, Inc.	4,000	237,034
Eva Airways Corp.	188,000	220,438
Evergreen Marine Corp. Taiwan Ltd.	75,000	248,717
Far Eastern New Century Corp.	318,000	300,757
Far EasTone Telecommunications Co. Ltd.	116,000	261,912
Feng TAY Enterprise Co. Ltd. *	53,000	358,471
First Financial Holding Co. Ltd.	742,000	686,414
Formosa Chemicals & Fibre Corp.	296,000	616,196
Formosa Petrochemical Corp.	106,000	270,535
Formosa Plastics Corp.	318,000	841,966
Fubon Financial Holding Co. Ltd.	580,000	1,210,585
Giant Manufacturing Co. Ltd.	23,000	170,614
Global Unichip Corp.	5,000	261,523
Globalwafers Co. Ltd.	17,000	278,600

JPMorgan BetaBuilders Emerging Markets Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2023  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Taiwan — continued
Highwealth Construction Corp.	106,000	142,818
Hiwin Technologies Corp.	20,000	134,627
Hon Hai Precision Industry Co. Ltd.	801,000	2,771,725
Hotai Motor Co. Ltd. *	26,000	627,776
Hua Nan Financial Holdings Co. Ltd.	742,000	525,644
Innolux Corp. *	689,000	365,876
Inventec Corp.	265,000	539,061
Largan Precision Co. Ltd.	7,000	485,532
Lite-On Technology Corp.	212,000	1,019,359
Macronix International Co. Ltd.	136,000	135,350
MediaTek, Inc.	117,000	2,574,576
Mega Financial Holding Co. Ltd.	795,000	1,019,437
Merida Industry Co. Ltd.	15,000	103,632
Micro-Star International Co. Ltd.	54,000	334,937
momo.com, Inc.	5,000	95,496
Nan Ya Plastics Corp.	371,000	826,744
Nan Ya Printed Circuit Board Corp.	18,000	142,526
Nanya Technology Corp.	87,000	200,759
Nien Made Enterprise Co. Ltd.	14,000	145,123
Novatek Microelectronics Corp.	42,000	567,989
Oneness Biotech Co. Ltd.	28,163	174,250
Pegatron Corp.	154,000	375,007
PharmaEssentia Corp. *	22,000	240,013
Phison Electronics Corp.	11,000	143,421
Polaris Group *	39,000	106,788
Pou Chen Corp.	186,000	185,084
Powerchip Semiconductor Manufacturing Corp.	265,000	253,305
Powertech Technology, Inc. *	53,000	186,799
President Chain Store Corp.	42,000	373,133
Quanta Computer, Inc.	212,000	1,612,867
Radiant Opto-Electronics Corp.	53,000	203,532
Realtek Semiconductor Corp.	35,000	480,694
Ruentex Development Co. Ltd.	151,000	171,343
Ruentex Industries Ltd.	59,000	116,544
Shanghai Commercial & Savings Bank Ltd. (The)	371,000	520,050
Shin Kong Financial Holding Co. Ltd. *	1,113,000	341,622
Simplo Technology Co. Ltd.	12,000	117,457
Sino-American Silicon Products, Inc.	53,000	289,803
SinoPac Financial Holdings Co. Ltd.	887,000	526,738
Synnex Technology International Corp.	93,000	175,280
Taishin Financial Holding Co. Ltd.	911,750	530,420
Taiwan Business Bank	447,000	205,226
Taiwan Cement Corp.	482,000	572,717
Taiwan Cooperative Financial Holding Co. Ltd.	742,000	694,581
Taiwan High Speed Rail Corp.	160,000	153,664
Taiwan Mobile Co. Ltd.	126,000	378,609
Taiwan Semiconductor Manufacturing Co. Ltd.	1,385,000	25,009,782
Tatung Co. Ltd. *	148,000	233,532

JPMorgan BetaBuilders Emerging Markets Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2023  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Taiwan — continued
Teco Electric and Machinery Co. Ltd.	115,000	197,169
Tripod Technology Corp.	105,000	565,198
Unimicron Technology Corp.	99,000	584,477
Uni-President Enterprises Corp.	354,000	849,270
United Microelectronics Corp.	848,000	1,274,289
Vanguard International Semiconductor Corp.	58,000	143,002
Voltronic Power Technology Corp.	5,000	279,003
Walsin Lihwa Corp.	212,000	270,624
Wan Hai Lines Ltd.	106,000	170,376
Win Semiconductors Corp.	27,000	140,994
Winbond Electronics Corp. *	203,000	190,278
Wistron Corp.	212,000	956,911
Wiwynn Corp.	8,000	454,313
Yageo Corp.	25,000	366,509
Yang Ming Marine Transport Corp.	127,000	188,393
Yuanta Financial Holding Co. Ltd.	901,000	700,643
Zhen Ding Technology Holding Ltd.	53,000	177,605
		73,917,605
Thailand — 1.8%
Advanced Info Service PCL, NVDR	78,400	518,002
Airports of Thailand PCL, NVDR *	312,700	653,335
B Grimm Power PCL, NVDR	72,500	82,158
Bangkok Bank PCL, NVDR	41,900	210,060
Bangkok Dusit Medical Services PCL, NVDR	296,800	249,691
Bangkok Expressway & Metro PCL, NVDR	556,500	148,111
Bank of Ayudhya PCL, NVDR	123,800	115,796
Banpu PCL, NVDR	247,300	70,492
Berli Jucker PCL, NVDR	327,900	335,405
BTS Group Holdings PCL, NVDR	503,700	119,272
Bumrungrad Hospital PCL, NVDR	28,500	180,026
Carabao Group PCL, NVDR	128,400	273,341
Central Pattana PCL, NVDR	98,500	195,893
Central Retail Corp. PCL, NVDR	222,600	268,415
Charoen Pokphand Foods PCL, NVDR	386,800	229,543
CP ALL PCL, NVDR	323,300	600,113
Delta Electronics Thailand PCL, NVDR	328,600	1,086,498
Energy Absolute PCL, NVDR	132,500	240,374
Gulf Energy Development PCL, NVDR	408,100	593,752
Home Product Center PCL, NVDR	291,500	121,021
Indorama Ventures PCL, NVDR	211,600	211,924
Intouch Holdings PCL, NVDR	84,400	190,006
JMT Network Services PCL, NVDR	50,100	56,786
Kasikornbank PCL, NVDR	84,800	312,560
Krung Thai Bank PCL, NVDR	254,400	152,486
Krungthai Card PCL, NVDR	77,300	106,233
Minor International PCL, NVDR	190,800	184,095
Muangthai Capital PCL, NVDR	51,200	53,190

JPMorgan BetaBuilders Emerging Markets Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2023  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Thailand — continued
Osotspa PCL, NVDR	111,300	95,213
PTT Exploration & Production PCL, NVDR	104,500	487,990
PTT Global Chemical PCL, NVDR	121,900	140,894
PTT Oil & Retail Business PCL, NVDR	222,600	139,242
PTT PCL, NVDR	630,700	645,356
SCB X PCL, NVDR	63,600	209,212
SCG Packaging PCL, NVDR	88,000	104,195
Siam Cement PCL (The), NVDR	21,200	201,445
Siam Global House PCL, NVDR	150,000	72,400
Srisawad Corp. PCL, NVDR	49,300	68,153
Thai Life Insurance PCL, NVDR	184,300	60,355
Thai Oil PCL, NVDR	65,300	97,976
TMBThanachart Bank PCL, NVDR	3,503,300	176,153
		10,057,162
Turkey — 0.7%
Akbank TAS	226,840	235,399
Arcelik A/S *	13,347	76,494
Aselsan Elektronik Sanayi ve Ticaret A/S	43,884	121,501
BIM Birlesik Magazalar A/S	33,178	266,427
Enka Insaat ve Sanayi A/S	133,083	166,041
Eregli Demir ve Celik Fabrikalari TAS *	100,912	156,103
Ford Otomotiv Sanayi A/S	5,141	181,195
Haci Omer Sabanci Holding A/S	126,562	270,705
Hektas Ticaret TAS *	76,691	86,884
KOC Holding A/S	80,613	404,090
Petkim Petrokimya Holding A/S *	90,850	60,620
Sasa Polyester Sanayi A/S *	72,291	163,537
Tofas Turk Otomobil Fabrikasi A/S	9,222	103,372
Turk Hava Yollari AO *	52,046	452,606
Turkcell Iletisim Hizmetleri A/S *	87,821	168,478
Turkiye Garanti Bankasi A/S	43,016	70,160
Turkiye Is Bankasi A/S, Class C	258,799	145,290
Turkiye Petrol Rafinerileri A/S	68,370	262,431
Turkiye Sise ve Cam Fabrikalari A/S	97,361	193,028
Yapi ve Kredi Bankasi A/S	199,863	105,635
		3,689,996
United Arab Emirates — 2.6%
Abu Dhabi Commercial Bank PJSC	216,505	517,551
Abu Dhabi Islamic Bank PJSC	107,431	328,766
Abu Dhabi National Oil Co. for Distribution PJSC	212,636	225,784
Abu Dhabi Ports Co. PJSC *	63,303	113,785
ADNOC Drilling Co. PJSC	189,369	203,140
Aldar Properties PJSC	267,438	376,365
Alpha Dhabi Holding PJSC *	103,562	562,797
Americana Restaurants International plc	184,874	193,285
Dubai Electricity & Water Authority PJSC	665,574	485,648
Dubai Islamic Bank PJSC	213,133	333,777

JPMorgan BetaBuilders Emerging Markets Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2023  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
United Arab Emirates — continued
Emaar Properties PJSC	457,549	841,912
Emirates NBD Bank PJSC	182,161	842,880
Emirates Telecommunications Group Co. PJSC	257,209	1,568,442
Fertiglobe plc	85,022	82,847
First Abu Dhabi Bank PJSC	326,798	1,302,429
International Holding Co. PJSC *	52,956	5,696,566
Multiply Group PJSC *	248,517	218,523
Q Holding PJSC *	152,057	103,129
Salik Co. PJSC	115,221	98,509
		14,096,135
United States — 0.1%
JBS SA	49,184	195,228
Parade Technologies Ltd.	5,000	146,789
		342,017
Total Common Stocks (Cost $508,647,336)		537,832,750
Short-Term Investments — 0.8%
Investment Companies — 0.8%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.27% (b) (c)(Cost $4,355,841)	4,355,841	4,355,841
Total Investments — 99.4% (Cost $513,003,177)		542,188,591
Other Assets Less Liabilities — 0.6%		3,162,994
NET ASSETS — 100.0%		545,351,585

Percentages indicated are based on net assets.

Abbreviations
ADR	American Depositary Receipt
JSC	Joint Stock Company
NVDR	Non-Voting Depositary Receipt
PJSC	Public Joint Stock Company
Preference	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.
PT	Limited liability company
REIT	Real Estate Investment Trust
SCA	Limited partnership with share capital

‡	Value determined using significant unobservable inputs.
*	Non-income producing security.
(a)
Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of July 31, 2023.

JPMorgan BetaBuilders Emerging Markets Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2023  (Unaudited) (continued)
Summary of Investments by Industry, July 31, 2023
The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:
INDUSTRY	PERCENT OF TOTAL INVESTMENTS
Banks	17.2%
Semiconductors & Semiconductor Equipment	7.4
Technology Hardware, Storage & Peripherals	5.8
Interactive Media & Services	5.2
Broadline Retail	5.0
Oil, Gas & Consumable Fuels	4.9
Metals & Mining	3.9
Chemicals	3.3
Automobiles	3.2
Electronic Equipment, Instruments & Components	2.8
Industrial Conglomerates	2.7
Insurance	2.7
Hotels, Restaurants & Leisure	2.5
IT Services	2.1
Beverages	1.9
Food Products	1.7
Real Estate Management & Development	1.5
Consumer Staples Distribution & Retail	1.4
Pharmaceuticals	1.4
Diversified Telecommunication Services	1.3
Capital Markets	1.2
Wireless Telecommunication Services	1.2
Electrical Equipment	1.1
Electric Utilities	1.1
Construction Materials	1.1
Financial Services	1.1
Entertainment	1.0
Independent Power and Renewable Electricity Producers	1.0
Textiles, Apparel & Luxury Goods	1.0
Others (each less than 1.0%)	11.5
Short-Term Investments	0.8
Futures contracts outstanding as of July 31, 2023:

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
MSCI Emerging Markets E-Mini Index	143	09/15/2023	USD	7,538,960	320,584

Abbreviations
MSCI	Morgan Stanley Capital International
USD	United States Dollar

JPMorgan BetaBuilders Emerging Markets Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2023 (Unaudited) (continued)
A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under SEC Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Funds on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Funds. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
A market-based approach is primarily used to value the Fund's investments. Investments for which market quotations are not readily available are fair valued using prices supplied by approved affiliated and/or unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”), or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include the use of related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset value (“NAV”) of the Fund is calculated on a valuation date. Certain foreign equity instruments are valued by applying international fair value factors provided by approved Pricing Services. The factors seek to adjust the local closing price for movements of local markets post-closing, but prior to the time the NAV is calculated.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.
Futures contracts are generally valued on the basis of available market quotations.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

JPMorgan BetaBuilders Emerging Markets Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2023 (Unaudited) (continued)
The following table represents each valuation input as presented on the Schedule of Portfolio Investments ("SOI"):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Australia	$—	$764,824	$—	$764,824
Brazil	28,550,626	—	—	28,550,626
Chile	2,972,376	—	—	2,972,376
China	7,235,038	151,576,104	—	158,811,142
Colombia	1,144,423	—	—	1,144,423
Czech Republic	522,544	183,991	—	706,535
Egypt	—	293,458	—	293,458
Greece	241,976	1,533,923	—	1,775,899
Hong Kong	—	645,219	—	645,219
Hungary	244,663	882,579	—	1,127,242
India	713,575	84,669,159	803,626	86,186,360
Indonesia	1,040,761	10,989,556	—	12,030,317
Kuwait	—	4,399,945	—	4,399,945
Luxembourg	264,498	—	—	264,498
Malaysia	540,786	7,823,206	—	8,363,992
Mexico	11,640,156	—	—	11,640,156
Peru	952,933	—	—	952,933
Philippines	62,118	4,188,485	—	4,250,603
Qatar	178,409	4,755,017	—	4,933,426
Saudi Arabia	—	19,059,664	—	19,059,664
South Africa	7,733,069	8,855,510	—	16,588,579
South Korea	—	70,267,618	—	70,267,618
Taiwan	—	73,917,605	—	73,917,605
Thailand	—	10,057,162	—	10,057,162
Turkey	344,732	3,345,264	—	3,689,996
United Arab Emirates	8,213,537	5,882,598	—	14,096,135
United States	195,228	146,789	—	342,017
Total Common Stocks	72,791,448	464,237,676	803,626	537,832,750
Short-Term Investments
Investment Companies	4,355,841	—	—	4,355,841
Total Investments in Securities	$77,147,289	$464,237,676	$803,626	$542,188,591
Appreciation in Other Financial Instruments
Futures Contracts	$320,584	$—	$—	$320,584
B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers.

JPMorgan BetaBuilders Emerging Markets Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2023 (Unaudited) (continued)
The Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended July 31, 2023
Security Description	Value at May 10, 2023(a)	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at July 31, 2023	Shares at July 31, 2023	Dividend Income	Capital Gain Distributions
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.27% (b) (c)	$—	$41,099,725	$36,743,884	$—	$—	$4,355,841	4,355,841	$21,658	$—

(a)	Commencement of operations was May 10, 2023.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of July 31, 2023.